AST License Agreement - Additional Information (Details) - AST License Agreement $ in Thousands	Mar. 06, 2024 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalties due	$ 2,500
Purchase obligation, total amount	$ 1,050